Consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Consolidated statement of cash flows
Inflow from operating activities	€ 4,826	€ 5,821
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(62)	(6)
Purchase of interests in associates and joint ventures		(5)
Purchase of intangible assets	(1,220)	(1,681)
Purchase of property, plant and equipment	(2,897)	(2,795)
Purchase Of Interests In Investments	(2,287)	(1,155)
Disposal of interests in subsidiaries, net of cash disposed	(395)
Disposal of property, plant and equipment	4	9
Disposal of investments	2,156	205
Dividends received from associates and joint ventures	305	284
Interest received	236	241
Cash flows from discontinued operations	(372)	(366)
Outflow from investing activities	(4,532)	(5,269)
Cash flows from financing activities
Issue of ordinary share capital and reissue of treasury shares	4	18
Net movement in short term borrowings	318	558
Proceeds from issue of long term borrowings	10,118	974
Repayment of borrowings	(4,557)	(1,879)
Purchase of treasury shares		(549)
Equity dividends paid	(2,736)	(2,637)
Dividends paid to minority shareholders in subsidiaries	(185)	(154)
Other transactions with non-controlling shareholders in subsidiaries	(209)	1,091
Other movements in loans with associates and joint ventures	(9)	(147)
Interest paid	(605)	(539)
Cash flows from discontinued operations	(779)	(402)
Tax on financing activities		(110)
Inflow/(outflow) from financing activities	1,360	(3,776)
Net cash inflow/(outflow)	1,654	(3,224)
Cash and cash equivalents at beginning of the financial period	5,394	9,302
Exchange loss on cash and cash equivalents	(104)	(457)
Cash and cash equivalents at end of the financial period	€ 6,944	€ 5,621